UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9849

Seligman New Technologies Fund II, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman New Technologies Fund II, Inc.
Schedule of Investments (unaudited)
March 31, 2006

	Shares, Warrants, Partnership Interest, or Principal Amount		Value
Common Stocks and Warrants 75.9%
Application Software 10.2%
Autodesk	8,500	shs.	$ 327,717
BEA Systems*	40,700		533,373
Mercury Interactive*	98,300		3,408,552
Microsoft	107,800		2,935,933
Quest Software*	42,600		710,781
Witness Systems#	17,995		456,893
			8,373,249
Biotechnology 0.7%
Invitrogen*	7,800		546,975

Communications Equipment 6.8%
Avocent*	8,300		263,400
Cisco Systems*	63,500		1,376,362
Corning*	38,500		1,036,035
Motorola	32,600		746,866
QUALCOMM	33,400		1,690,207
Tomtom*	13,400		474,610
WaveSplitter Technologies#	42,526		—
			5,587,480
Computers and Peripherals 8.5%
Apple Computer*	5,400		338,661
Avid Technology*	14,300		621,407
Electronics For Imaging*	13,900		388,992
EMC*	115,400		1,572,902
Emulex*	17,000		290,530
Hewlett--Packard	33,600		1,105,440
SeaGate Technology*	100,400		2,643,532
			6,961,464
Consumer Electronics 1.2%
Matsushita Electric Industrial	45,000		1,001,532

Electronic Equipment and Instruments 3.9%
Amphenol (Class A)	18,500		965,330
Hoya	11,500		464,912
Nextest Systems#	93,766		1,223,459
Orbotech*	17,300		425,839
Symbol Technologies	10,407		110,106
			3,189,646
Health Care Equipment and Supplies 3.4%
Beckman Coulter	3,300		180,081
C. R. Bard	8,100		549,261
Fisher Scientific International*	18,100		1,231,705
GMP Companies#	73,349		3,301
Kinetic Concepts*	16,100		662,837
Zimmer Holdings*	1,900		128,440
			2,755,625
Home Entertainment 0.6%
THQ*	19,600		506,660

Internet and Catalog Retail 0.9%
Netflix*	26,500		767,573

Internet Software and Services 9.7%
Captara#	1,564,953		—
Digital River*	18,600		810,215
MatrixOne*	80,800		578,124
McAfee*	126,800		3,085,044
Symantec*	177,350		2,992,781
VeriSign*	21,000		504,630
			7,970,794
IT Services 4.6%
Amdocs*	90,800		3,274,248
First Data	9,400		440,108
Ness Technologies*	1,500		18,863
			3,733,219
Multi-Sector Holdings 0.1%
Tower Gate (Series E)#	1,562,608		76,098

Semiconductors and Semiconductors Equipment 14.5%
Advanced Micro Devices*	18,600		616,776
Alteria*	15,800		326,033
ARM Holdings	18,665		43,257
ASML Holding N.V. (NY shares)*	51,900		1,057,463
Cymer*	19,700		895,070
Freescale Semiconductor*	46,900		1,304,289
Integrated Device Technology*	75,200		1,117,096
Lam Research*	14,900		641,222
Linear Technology	25,000		877,250
Maxim Integrated Products	23,000		854,565
Monolithic Power Systems*	25,500		475,703
Samsung Electronics*	1,390		901,251
Silicon Laboratories*	5,400		296,702
Taiwan Semiconductor Manufacturing	347,000		686,335
Taiwan Semiconductor Manufacturing (ADR)	16,200		162,972
Tessera Technologies*	10,500		336,473
Texas Instruments	20,400		662,388
Xilinx	24,900		634,452
			11,889,297
System Software 4.5%
Enterworks#	24,479		—
CA	11,200		304,752
Macrovision*	17,500		387,538
NFR Security#	25,246		9,341
Oracle*	154,300		2,113,138
Red Hat*	29,900		836,453
			3,651,222
Technical Software 4.9%
Cadence Design Systems*	75,800		1,401,163
Synopsys*	117,500		2,624,363
			4,025,526
Wireless Telecommunication Services 1.4%
ALLTEL	9,800		634,550
Sprint Nextel	21,300		550,392
			1,184,942

Total Common Stocks			62,221,302

Convertible Preferred Stocks and Warrants# 9.3%
Application Software 0.3%
Index Stock Imagery (Series A Sr.)	617,046		302,353

Communication Equipment 0.0%
Calient Networks (Series A-1)	88,664		—

Health Care Equipment and Supplies 0.0%
GMP Companies (Series C)	3,765		4,769

Internet Software and Services 8.8%
Adexa (Series C)	562,080		281,040
Adexa (Series E)	340,647		136,259
Adexa (exercise price of $0.01, expiring 7/12/2009)	34,064	wts.	—
Cybertrust (Series A)	2,008,399	shs.	6,788,389
Infomediary Technology Solutions (Series A Sr.)	466,508		746
			7,206,434
Wireless Telecommunication Services 0.2%
fusionOne (Series D)	2,006,247		150,468
Total Convertible Preferred Stocks and Warrants			7,664,024

Limited Partnership# 5.1%
Multi-Sector Holdings 5.1%
Asia Internet Capital Ventures	$2,276,102		1,934,004
GrandBanks Capital Venture	2,449,221		2,229,311
Total Limited Partnerships			4,163,315

Convertible Promissory Notes# 0.0%
Internet Software and Services 0.0%
Techies.com 9%, 2/20/2008	66,667		—

Short-Term Holdings 8.5%
Repurchase Agreement 8.5%
State Street Bank, 4.06%, dated 3/31/06, maturing 4/3/06 in the amount of $7,002,368, collateralized by: $7,170,000 US Treasury Notes 4.625%, due 3/31/2008, with a fair market value of $7,143,113	$7,000,000		7,000,000

Convertible Promissory Notes# 0.0%
Internet Software and Services 0.0%
Techies.com 9%, 2/20/2006	133,333		—
Total Short-Term Holdings			7,000,000
Total Investments 98.8%			81,048,641
Other Assets Less Liabilities 1.2%			957,604
Net Investment Assets 100.0%			$ 82,006,245

__________
* Non-income producing security.
ADR - American Depositary Receipts.

#
Restricted and non-income producing securities. At March 31, 2006, the Fund owned private placement investments that were purchase through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at March 31, 2006, were as follows:

Restricted Securities	Acquisition Date	Cost	Value
Common stocks:
Captara	10/13/00	$ 8,260,899	$ —
GMP Companies	8/17/00	2,090,628	3,301
Nextest Systems	11/27/01	412,300	1,223,459
NFR Security	3/16/01	1,712,805	9,341
Tower Gate (Series E)	7/26/00	2,370,322	76,098
WaveSplitter Technologies	9/22/00	3,634,658	—
Witness Systems	7/16/01	709,769	—
		18,903,503	1,312,199
Convertible preferred stocks:
Adexa (Series C)	8/24/00	7,140,288	281,040
Adexa (Series E)	7/12/02	432,622	136,259
Adexa (Warrants excerse price of $0.01, expiring 7/12/2009)	7/12/02	43	—
Calient Networks (Series A-1)	12/11/00	7,213,357	—
Cybertrust (Series A)	3/19/01	7,103,757	6,788,389
fusionOne (Series D)	9/13/00 to 10/11/00	10,893,921	150,469
GMP Companies (Series C)	6/3/02	128,010	4,768
Index Stock Imagery (Series A Sr.)	8/18/00 to 4/16/04	1,708,196	302,353
Infomediary Technology Solutions (Series A Sr.)	10/6/00	281,433	746
		34,901,627	7,664,024

Limited partnerships:
Asia Internet Capital Ventures	8/15/00	2,276,102	1,934,004
GrandBanks Capital Venture	1/25/01 to 1/04/06	2,449,221	2,229,311
		4,725,323	4,163,315
Convertible promissory notes:
Techies.com:
9%, due 2/20/2006	2/22/01	134,703	—
9%, due 2/20/2008	2/22/01	66,679	—
		263,882	—
Total		$58,794,335	$13,139,538

At March 31, 2006, the cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, were as follows:

Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation	Net Unrealized Depreciation
$121,739,259	$8,362,481	$49,053,099	$40,690,618

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”), based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

The Fund may invest in securities of privately owned technology companies. These are referred to as venture capital companies. There can be no assurances that any of the venture capital companies in which the Fund invests will complete public offerings or be sold, or, if such events occur, with respect to the timing or values of such offerings or sales.

Venture capital investments are valued at fair value, which is cost unless the Manager determines, pursuant to the Fund’s valuation procedures, that such a valuation no longer reflects fair value. Examples of cases where cost (or a previously determined value) may no longer be appropriate include sales of similar securities of the company to the Fund or to third parties at different prices or terms, if a company is acquired by another company, if a company in which the Fund invests undertakes an initial public offering (each, a market clearing event), or if the company’s operating results vary from projected results. In such situations, the Fund’s investment is revalued in a manner that the Manager, following procedures approved by the Board, determines best reflects its fair value. In the case of a market-clearing event, the investment is valued based on the terms and conditions of the event. In the absence of a market clearing event, the valuation is determined using one of several methods including a discounted cash flow, discounted earnings or comparable revenues model using assumptions set by the Manager based on the company’s results and/or plans.

The Fund may also hold restricted securities of a class that has been sold to the public. The fair valuation of these restricted securities is often the market value of the publicly traded shares less a discount to reflect contractual or legal restrictions limiting resale.

At March 31, 2006, market quotations were not readily available for venture capital securities valued at $13,139,538 (approximately 16% of net assets). Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2006

SELIGMAN NEW TECHNOLOGIES FUND II, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.